Summary of significant accounting policies (Policies)	9 Months Ended
Sep. 30, 2024
Accounting Policies [Abstract]
Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include accounts of the Company and its wholly owned subsidiaries, Fat Shark and Rotor Riot since the acquisitions on February 16, 2024. Intercompany transactions and balances have been eliminated upon consolidation.

Unaudited interim financial information

Unaudited interim financial information

The consolidated condensed financial statements of the Company included herein have been prepared, without audit, pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”). Certain information and footnote disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted from this Quarterly Report, as is permitted by such rules and regulations. Accordingly, these condensed financial statements should be read in conjunction with the financial statements and notes thereto included in the Company’s Annual Report on Form 10-K/A, for the year ended December 31, 2023. The results for any interim period are not necessarily indicative of results for any future period.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Accordingly, actual results could differ from those estimates, and such results could be material.

The financial statements include some amounts that are based on management's best estimates and judgments. Significant estimates reflected in these financial statements include those used to (i) determine stock-based compensation, (ii) the fair value of assets acquired and liabilities assumed in business combinations and the value of shares issued as consideration, (iii) reserves and allowances related to accounts receivable, inventory and sales, (iv) the evaluation of long-term assets, including goodwill, for impairment, (v) the fair value of lease liabilities and related right of use assets, the fair value of embedded conversion option derivatives and warrant liabilities, and (vi) the warranty liability reserve.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly liquid debt instruments and other short-term investments with maturities of three months or less, when purchased, to be cash equivalents. The Company maintains cash deposits in multiple commercial banks and financial services companies. These financial institutions are insured by the Federal Deposit Insurance Corporation up to $250,000. The Company’s cash balance may at times exceed these limits. At September 30, 2024 and December 31, 2023, the Company had approximately $1.4 million and $0.6 million, respectively, in excess of federally insured limits. The Company continually monitors its position with, and the credit quality of the financial institutions with which it invests.

Accounts Receivable, net

Accounts Receivable, net

The Company carries its accounts receivable at invoiced amounts. Upon the closing of the acquisitions in February 2024 when we acquired accounts receivable, the Company adopted ASC 326, Financial Instruments – Credit Losses, which the Company evaluates all credit losses as of the reporting date. On a periodic basis, the Company evaluates its accounts receivable and establishes an allowance for doubtful accounts based on a history of past write-offs and collections and current credit conditions. Accounts are written-off as uncollectible at the discretion of management. At September 30, 2024 and December 31, 2023, the Company considers accounts receivable to be fully collectible; accordingly, no allowance for doubtful accounts has been established.

Inventory

Inventory

Inventories, which consist of finished goods, are stated at the lower of cost or net realizable value, and are measured using the first-in, first-out method. Cost components include direct materials and direct labor, as well as in-bound freight. At each balance sheet date, the Company evaluates the net realizable value of its inventory using various reference measures including current product selling prices, as well as evaluating for excess quantities and obsolescence.

Deferred offering costs

Deferred offering costs

The Company deferred direct incremental costs associated with its IPO. The Company capitalized $127,687 and $376,702 during the nine months ended September 30, 2024 and 2023 prior to the IPO, respectively and the deferred offering costs were $512,758 as of December 31, 2023. Deferred offering costs consist of primarily legal, advisory, and consulting fees incurred in connection with the formation and preparation of the IPO. After consummation of the IPO, total deferred offering costs of $640,445 were recorded as a reduction to additional paid-in capital generated as a result of the offering.

Property and equipment, net

Property and equipment, net

Property and equipment is stated at cost, net of accumulated depreciation. Depreciation is provided utilizing the straight-line method over the estimated useful lives for owned assets, ranging from two to five years.

Leases

Leases

The Company has adopted Accounting Standards Codification (ASC) 842, “Leases” which requires the recognition of assets and liabilities associated with lease agreements. As of February 16, 2024, the date of the acquisition, the Company recognized a lease liability obligation of $378,430 and a right-of-use asset for the same amount related to the lease in Orlando, FL.

The Company determines if a contract is a lease or contains a lease at inception. Operating lease liabilities are measured, on each reporting date, based on the present value of the future minimum lease payments over the remaining lease term. The Company's leases do not provide an implicit rate. Therefore, the Company used an effective discount rate of 11.49% based on its last debt financings. Operating lease assets are measured by adjusting the lease liability for lease incentives, initial direct costs incurred and asset impairments. Lease expense for minimum lease payments is recognized on a straight-line basis over the lease term with the operating lease asset reduced by the amount of the expense. Lease terms may include options to extend or terminate a lease when they are reasonably certain to occur.

Goodwill and Long-lived Assets

Goodwill and Long-lived Assets

Goodwill represents the future economic benefit arising from other assets acquired in an acquisition that are not individually identified and separately recognized. The Company tests goodwill for impairment in accordance with the provisions of ASC 350, Intangibles – Goodwill and Other, (“ASC 350”). Goodwill is tested for impairment at least annually at the reporting unit level or whenever events or changes in circumstances indicate that goodwill might be impaired. ASC 350 provides that an entity has the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If, after assessing the totality of events or circumstances, an entity determines it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then additional impairment testing is not required. However, if an entity concludes otherwise, then it is required to perform an impairment test. The impairment test involves comparing the estimated fair value of a reporting unit with its book value, including goodwill. If the estimated fair value exceeds book value, goodwill is considered not to be impaired. If, however, the fair value of the reporting unit is less than book value, then an impairment loss is recognized in an amount equal to the amount that the book value of the reporting unit exceeds its fair value, not to exceed the total amount of goodwill allocated to the reporting unit.

The estimate of fair value of a reporting unit is computed using either an income approach, a market approach, or a combination of both. Under the income approach, we utilize the discounted cash flow method to estimate the fair value of a reporting unit. Significant assumptions inherent in estimating the fair values include the estimated future cash flows, growth assumptions for future revenues (including gross margin, operating expenses, and capital expenditures), and a rate used to discount estimated future cash flow projections to their present value based on estimated weighted average cost of capital (i.e., the selected discount rate). Management’s assumptions are based on historical data, supplemented by current and anticipated market conditions, estimated growth rates, and management’s plans. Under the market approach, fair value is derived from metrics of publicly traded companies or historically completed transactions of comparable businesses. The selection of comparable businesses is based on the markets in which the reporting units operate and consider risk profiles, size, geography, and diversity of products and services.

The Company reviews long-lived assets, including tangible assets and other intangible assets with definitive lives, for impairment whenever events or changes in circumstances indicate that the asset’s carrying amount may not be recoverable. The Company conducts its long-lived asset impairment analyses in accordance with ASC 360, “Impairment or Disposal of Long-Lived Assets”. ASC 360 requires the Company to group assets and liabilities at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities and evaluate the asset group against the sum of the undiscounted future cash flows. If the undiscounted cash flows do not indicate the carrying amount of the asset group is recoverable, an impairment charge is measured as the amount by which the carrying amount of the asset group exceeds its fair value based on discounted cash flow analysis or appraisals.

Fair Values, Inputs and Valuation Techniques for Financial Assets and Liabilities, and Related Disclosures

Fair Values, Inputs and Valuation Techniques for Financial Assets and Liabilities, and Related Disclosures

The fair value measurements and disclosure guidance defines fair value and establishes a framework for measuring fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants at the measurement date. In accordance with this guidance, the Company has categorized its recurring basis financial assets and liabilities into a three-level fair value hierarchy based on the priority of the inputs to the valuation technique.

The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls has been determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability.

The guidance establishes three levels of the fair value hierarchy as follows:

Level 1: Inputs are unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date;

Level 2: Inputs are observable, unadjusted quoted prices in active markets for similar assets or liabilities, unadjusted quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the related assets or liabilities; and

Level 3: Unobservable inputs that are significant to the measurement of the fair value of the assets or liabilities that are supported by little or no market data.

The following table details the fair value measurements of the Company’s financial liabilities as of September 30, 2024:

	Total	Level 1	Level 2	Level 3
Warrant liabilities	$308,964	$–	$–	$308,964
Derivative liability – convertible note conversion option	311,048	–	–	311,048
Total	$620,012	$–	$–	$620,012

Changes in Level 3 financial instruments are as follows:

	December 31,	Purchases, Issuances and	Change in	September 30,
	2023	Settlements	Fair Value	2024
Warrant liabilities	$–	$315,303	$(6,339)	$308,964
Derivative liability – convertible note conversion option	–	347,947	(36,899)	311,048
Total	$–	$663,250	$(43,238)	$620,012

Disclosures for Non-Financial Assets Measured at Fair Value on a Non-Recurring Basis

Disclosures for Non-Financial Assets Measured at Fair Value on a Non-Recurring Basis

The Company's financial instruments mainly consist of cash, receivables, current assets, accounts payable, accrued expenses, debt, and derivative liabilities. The carrying amounts of cash, receivables, current assets, accounts payable, accrued expenses and current debt approximates fair value due to the short-term nature of these instruments.

Accrued Warranty

Accrued Warranty

Fat Shark products are warranted against defects in materials and workmanship for a period of two years from the date of shipment. If a defect arises during the warranty period, Fat Shark will either (i) repair the affected product at no charge using new parts or parts that are equivalent to new in performance and reliability; (ii) exchange the affected product with a functionally equivalent product; or (iii) refund the original purchase price for the affected product. Allowances for estimated warranty costs are recorded during the period of sale. The determination of such allowances requires the Company to make estimates of product warranty claim rates and expected costs to repair or to replace the products under warranty. The Company currently establishes warranty reserves based on historical warranty costs for each product line combined with liability estimates based on the prior 24 months’ sales activities. If actual return rates and/or repair and replacement costs differ significantly from the Company’s estimates, adjustments to recognize the additional cost of sales may be required in future periods. Historically the warranty accrual and the expense amounts have been immaterial. The warranty liability is included in accrued expenses on the accompanying consolidated balance sheets and amounted to $19,080 and $0 as of September 30, 2024 and December 31, 2023, respectively.

Rotor Riot does not provide any warranty of any kind for any of the equipment it sells or otherwise distributes. Consumers assume all risk for any products purchased or received from Rotor Riot.

Revenue Recognition

Revenue Recognition

The Company recognizes revenue in accordance with ASC 606, “Revenue from Contracts with Customers”, issued by the Financial Accounting Standards Board (“FASB”). This standard includes a comprehensive evaluation of factors to be considered regarding revenue recognition including:

Step 1: Identify the contract with a customer;

Step 2: Identify the performance obligations in the contract;

Step 3: Determine the transaction price;

Step 4: Allocate the transaction price to the performance obligations in the contract; and

Step 5: Recognize revenue when (or as) the Company satisfies a performance obligation at a point in time.

The Company receives revenues from the sale of products from both retail distributers and individual consumers. Sales revenue is recognized when the products are shipped and the price is fixed or determinable, no other significant obligations of the Company exist and collectability is probable. Revenue is recognized when the title to the products has been passed to the customer, which is the date the products are shipped to the customer. This is the date the performance obligation has been met.

Deferred Revenue

Deferred Revenue

Deferred revenue relates to (i) orders placed, but not yet fulfilled and (ii) customer tickets purchased related to the Company’s Rampage event, in which tickets are sold in advance and recognized when the event takes place. All deferred revenue is expected to be recognized within one year. Deferred revenue related to orders placed, but not yet fulfilled totaled $300,517 and $0 as of September 30, 2024 and December 31, 2023, respectively.

Cost of Goods Sold	Cost of Goods Sold Cost of goods sold includes inventory costs, direct packaging costs and production related depreciation, if any.
Shipping and Handling Costs

Shipping and Handling Costs

Shipping and handling costs incurred for products shipped to customers are included in general and administrative expenses and amounted to $123,690 since February 16, 2024, the date of the acquisition, through September 30, 2024. The Company did not incur shipping and handling costs in the nine months ended September 30, 2023. Shipping and handling costs charged to customers are included in sales.

Research and Development

Research and Development

Research and development expenses include payroll, employee benefits, and other headcount-related expenses associated with product development. Research and development expenses also include third-party development costs, materials, and a proportionate share of overhead costs.

Income Taxes

Income Taxes

The Company accounts for income taxes using an asset and liability approach, which requires recognition of deferred tax assets and liabilities for the expected future tax consequences of events. A valuation allowance is established to reduce deferred tax assets to their estimated realizable value when, in the opinion of management, it is more likely than not that some portion or all of the deferred income tax assets will not be realizable in the future.

The Company recognizes benefits of uncertain tax positions if it is more likely than not that such positions will be sustained upon examination based solely on their technical merits, as the largest amount of benefit that is more likely than not to be realized upon the ultimate settlement. The Company’s policy is to recognize interest and penalties related to unrecognized tax benefits as a part of income tax expense.

The Company’s current provision for the nine months ending September 30, 2024 and 2023 consisted of a tax benefit against which we applied a full valuation allowance, resulting in no current provision for income taxes. Since the Company has not generated an operating profit since inception, there are no deferred tax assets other than a net operating loss carryforward offset by a valuation allowance as of September 30, 2024 and December 31, 2023.

Stock-Based Compensation

Stock-Based Compensation

Stock options are valued using the estimated grant-date fair value method of accounting in accordance with ASC Topic 718, Compensation – Stock Compensation. Fair value is determined based on the Black-Scholes Model using inputs reflecting our estimates of expected volatility, expected term and future dividends. The Company recognizes forfeitures as they occur. The fair value of restricted stock is based on our quoted stock price or other fair value indicators on the date of grant. Compensation cost is recognized on a straight-line basis over the service period which is typically the vesting term.

Warrants

Warrants

The Company accounts for warrants to purchase shares of its common stock in accordance with the guidance in ASC 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815, Derivatives and Hedging (“ASC 815”). The Company classifies warrants issued for the purchase of shares of its common stock as either equity or liability instruments based on an assessment of the specific terms and conditions of each respective contract. The assessment considers whether the warrants are freestanding financial instruments or embedded in a host instrument, whether the warrants meet the definition of a liability pursuant to ASC 480, whether the warrants meet the definition of a derivative under ASC 815, and whether the warrants meet all of the requirements for equity classification under ASC 815. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding.

For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of equity at the time of issuance. For issued or modified warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded as liabilities at their initial fair value on the date of issuance, and each balance sheet date thereafter. Changes in the estimated fair value of the warrants classified as liabilities are recognized as a non-cash gain or loss in the consolidated statements of operations and comprehensive loss.

Embedded Conversion Option Derivative

Embedded Conversion Option Derivative

The Company accounts for embedded debt conversion features in accordance with the guidance in ASC 815, Derivatives and Hedging (“ASC 815”). If the embedded debt conversion feature is not clearly and closely related to the debt host, then it is required to be bifurcated from the host contract and accounted for separately as a derivative liability. The derivative liability is required to be recorded at its initial fair value on the date of issuance, and each balance sheet date, thereafter. Changes in the estimated fair value of the derivative are recognized as a non-cash gain or loss in the consolidated statements of operations and comprehensive loss. This assessment, which requires the use of professional judgment, is conducted at the time of Note issuance and as of each subsequent quarterly period end date while the Note is outstanding.

Net Loss per Share

Net Loss per Share

Basic and diluted net loss per share is calculated based on the weighted-average of common shares outstanding in accordance with FASB ASC Topic 260, Earnings per Share. Diluted net loss per share is calculated based on the weighted-average number of common shares outstanding plus the effect of dilutive potential common shares. When the Company reports a net loss, the calculation of diluted net loss per share excludes potential common shares as the effect would be anti-dilutive.

Segment Reporting

Segment Reporting

Since the acquisitions of Fat Shark and Rotor Riot, the Company operates with one reportable segment. The Company bases its reportable segment based on how our Chief Operating Decision Maker manages the business, makes resource allocations and operating decisions, and evaluates operating performance.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In November 2023, new accounting guidance was issued that updates reportable segment disclosure requirements by requiring disclosures of significant reportable segment expenses that are regularly provided to the Chief Operating Decision Maker (the “CODM”) and included within each reported measure of a segment's profit or loss. This new guidance also requires disclosure of the title and position of the individual identified as the CODM and an explanation of how the CODM uses the reported measures of a segment’s profit or loss in assessing segment performance and deciding how to allocate resources. The new guidance is effective for annual periods beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. The new guidance is required to be applied retrospectively to all prior periods presented in the financial statements. Early adoption is also permitted. On January 1, 2024, the Company adopted ASC 280, Segment Reporting. The Company currently operates a single segment and the Company does not anticipate any net effect related to the adoption.

In December 2023, new accounting guidance was issued related to income tax disclosures. The new guidance requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as additional information on income taxes paid. The new guidance is effective on a prospective basis for annual periods beginning after December 15, 2024. Early adoption is also permitted for annual financial statements that have not yet been issued or made available for issuance. This new guidance will likely not result in additional required disclosures when adopted.